Average Annual Total Returns (Vanguard Target Retirement 2025 Fund Participant)	Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	Barclays U.S. Aggregate Bond Index Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	MSCI US Broad Market Index Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014	Target 2025 Composite Index Vanguard Target Retirement 2025 Fund Vanguard Target Retirement 2025 Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.17%	5.97%	12.66%	7.45%
Five Years	10.22%	4.45%	15.75%	10.49%
Ten Years	6.20%	4.71%	8.15%	6.33%